ACCOUNTS RECEIVABLE - CECL Rates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Current
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%	0.00%
Adjustment	0.35%	0.38%
CECL rate	0.35%	0.38%
31-60 days
ACCOUNTS RECEIVABLE
Historical loss rate		0.00%
Adjustment		0.76%
CECL rate		0.76%
61-90 days
ACCOUNTS RECEIVABLE
Historical loss rate		0.00%
Adjustment		1.14%
CECL rate		1.14%
91-180 days
ACCOUNTS RECEIVABLE
Historical loss rate		0.00%
Adjustment		1.26%
CECL rate		1.26%
181-365 days
ACCOUNTS RECEIVABLE
Historical loss rate		5.00%
Adjustment		2.53%
CECL rate		7.53%
Over 365 days
ACCOUNTS RECEIVABLE
Historical loss rate		20.00%
Adjustment		80.00%
CECL rate		100.00%